Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom Income Portfolio	Apr. 30, 2025
VIP Freedom Income Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	4.45%
Past 5 years	2.51%
Past 10 years	3.45%
VIP Freedom Income Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	4.28%
Past 5 years	2.40%
Past 10 years	3.34%
VIP Freedom Income Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	4.20%
Past 5 years	2.26%
Past 10 years	3.19%
LB001
Average Annual Return:
Past 1 year	1.25%
Past 5 years	(0.33%)
Past 10 years	1.35%
IXWFQ
Average Annual Return:
Past 1 year	4.84%
Past 5 years	2.44%
Past 10 years	3.29%